Commitment and Contingencies - Future Minimum Lease Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,529
2024	1,746
2025	1,799
2026	605
2027	0
Thereafter	0
Total lease payments	5,679
Less: imputed interest	(971)
Total lease liabilities	$ 4,708